Note 12 - VALUE ADDED TAX (VAT) (Details)	12 Months Ended
Dec. 31, 2012
Thailand
Value added tax rates	17.00%
Singapore
Value added tax rates	7.00%
Australia
Value added tax rates	6.00%
China
Value added tax rates	10.00%